INCOME TAXES	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
INCOME TAXES

Note 14 - INCOME TAXES

The income tax expense consists of the following items:

	2024	2023
Current – Federal	$-	$(36)
Current – State	-	10
Deferred – Federal	-	-
Deferred – State	-	-
Total tax expense	$-	$(26)

Components of deferred tax assets (liabilities) are as follows:

	2024	2023
Deferred tax assets:
Start up costs	$793	$850
Lease liability	5,860	804
Stock based compensation	115	1,305
Accrued expenses	1,291	1,179
Allowance for bad debt	59	62
Research and development credit	875	847
Fixed assets and intangibles	2,896	1,657
Interest expense	8,211	4,907
Prepaid expenses	320	512
Settlement accrual	574	-
Net Operating Loss	12,813	7,891
Inventory (Sec. 263A)	175	360
Deferred tax asset	$33,982	$20,374

Deferred tax liabilities:
Right of Use Asset	4,533	757
Fixed assets and intangibles	-	-
Deferred tax liability	4,533	757
Net deferred tax asset (liability)	29,449	19,617
Valuation Allowance	(29,449)	(19,617)
Net deferred tax asset	$-	$-

Dragonfly Energy Holdings Corp.

Notes to Consolidated Financial Statements

(in thousands, except share and per share data)

Note 14 - Income Taxes (Continued)

Reconciliation between the effective tax rate on income from continuing operations and the statutory rate for the year ending December 31, 2024 and 2023, is as follows:

	2024		2023
	Tax	Percentage	Tax	Percentage
Book income (loss) before taxes	$(8,529)	21.00%	(2,902)	21.00%

Permanent differences (other than tax))	(259)	0.64%	(6,089)	44.07%
State taxes, net	(1,110)	2.73%	(1,233)	8.92%
Deferred true-up	(142)	0.35%	(1,617)	11.71%
Research and development credits	(29)	0.07%	(647)	4.68%
Research and development capitalization	-	-%	(300)	2.17%
Uncertain tax positions	(36)	0.09%	132	(0.96)%
Other	94	(0.23)%	68	(0.49)%
Rate Change	179	(0.44)%	268	(1.94)%
Change in valuation allowance	9,832	(24.21)%	12,294	(88.96)%
Total	$-		(26)
Effective tax rate		-%		0.20%

The tax returns of the Company are open for three years from the date of filing. At the report date, federal tax returns are open for the Company for 2021, 2022 and 2023.

Under the provisions of the Internal Revenue Code, the net operating loss and tax credit carryforwards are subject to review and possible adjustment by the Internal Revenue Service and state tax authorities. Net operating loss and tax credit carryforwards may become subject to an annual limitation in the event of certain cumulative changes in the ownership interest of significant shareholders over a three-year period in excess of 50 percent, as defined under Sections 382 and 383 of the Internal Revenue Code, respectively, as well as similar state provisions. This could limit the amount of tax attributes that can be utilized annually to offset future taxable income or tax liabilities. The amount of the annual limitation is determined based on the value of the Company immediately prior to the ownership change. Subsequent ownership changes may further affect the limitation in future years. The Company has not yet evaluated if section 382 was triggered.

Subject to the limitations described below, as of December 31, 2024, the Company had federal net operating loss carryforwards of approximately $56,315 available to reduce future taxable income which do not expire, but are limited to 80% utilization against taxable income. As of December 31, 2024, the Company had state net operating loss carryforwards of approximately $24,910 available to reduce future taxable income, which start to expire in 2037. The Company also had research and development credits of $875 as of December 31, 2024 to offset future federal income taxes, which are set to expire in 2042.

Management of the Company evaluated the positive and negative evidence bearing upon the realizability of its deferred tax assets and determined that it is more likely than not that the Company will not recognize the benefits of the deferred tax assets. As a result, a full valuation allowance was recorded as of December 31, 2024. The valuation allowance as of December 31, 2024 was $29,449, primarily due to the company entering into a 3 year cumulative loss position and no expectation of income for the year ended December 31, 2024.

Dragonfly Energy Holdings Corp.

Notes to Consolidated Financial Statements

(in thousands, except share and per share data)

Note 14 - Income Taxes (Continued)

As part of the Tax Cuts and Jobs Act that was enacted in December of 2017, taxpayers are required to capitalize research and development expenses and amortize them over five years if the expense is incurred in the US and over fifteen years if incurred in a foreign jurisdiction. The effective date for that provision is for tax years beginning on or after January 1, 2022. The new capitalization requirement increased deferred tax assets related to research and development expenses and decreased taxable loss in the current year, both of which were offset by a full valuation allowance.

The roll-forward of the Company’s gross uncertain tax positions is as follows:

Gross Uncertain Tax Position
Balance at January 1, 2023	$128
Additions for current year tax positions	(37)
Balance at December 31, 2023	91
Additions for current year tax positions	(36)
Balance at December 31, 2024	$55

The Company’s total uncertain tax positions decreased during the year ended December 31, 2024 as a result of a reserve established on federal research and development credits generated in the current year. None of the uncertain tax positions that, if realized, would affect the Company’s effective tax rate in future periods due to a valuation allowance provided against the Company’s net deferred tax assets.